Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting — The Plan’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates — The preparation of financial statements requires Plan management to make estimates and assumptions regarding the valuation of certain financial instruments that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from the estimates and assumptions used.

Administrative Expenses — Administrative expenses of the Plan are paid by the Plan, unless paid by the Plan Sponsor, as provided in the Plan document. The Plan Sponsor is under no obligation to pay the Plan’s administrative expenses. Participants pay administrative costs for loans, distributions and qualified domestic relation orders.

All investment management and transaction fees directly related to the Plan’s investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments.

Payment of Benefits — Benefit payments to participants are recorded upon distribution. Amounts allocated to participants who elected to withdraw from the Plan during the year ended December 31 2025, generally were paid prior to the year end. Amounts requested in the Plan Year but paid subsequent to the Plan Year were not significant.

Risks and Uncertainties — The Plan utilizes various investments and derivative instruments. Investments and derivatives, in general, are exposed to various risks, such as interest rate, market liquidity and credit risks, as well as overall market volatility. Market risks include global events which could impact the value of investment securities, such as global pandemics or international conflict. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

At December 31, 2025 shares of the Company’s common stock, represented 17% of participant-directed investments. A significant decline in the market value of the Company’s stock would significantly affect the net assets available for benefits.

Investment Valuation and Income Recognition — Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. The cost of Plan investments is based on the average cost method for individual securities. Dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses on investments are reflected in Net investment income/loss—Net appreciation/depreciation in fair value of investments.

The Plan’s investments and derivative instruments are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date (see Note 6).

In determining fair value, the Plan uses various valuation approaches and establishes a hierarchy for inputs used in measuring fair value that requires the most observable inputs be used when available.

Observable inputs are inputs that market participants would use in pricing the asset or liability that were developed based on market data obtained from sources independent of the Plan. Unobservable inputs are inputs that reflect assumptions the Plan believes other market participants would use in pricing the asset or liability that are developed based on the best information available in the circumstances. The fair value hierarchy has three levels based on the observability of inputs as follows, with Level 1 being the highest and Level 3 being the lowest level:

Level 1. Valuations based on quoted prices in active markets that the Plan has the ability to access for identical assets or liabilities. Valuation adjustments, block discounts and discounts for entity-specific restrictions that would not transfer to market participants are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these investments does not entail a significant degree of judgment.

Level 2. Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, significant market inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs.

Level 3. Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Plan in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The Plan considers prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3 of the fair value hierarchy.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the total fair value amount is disclosed in the level appropriate for the lowest level input that is significant to the total fair value of the asset or liability.

Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus accrued interest. Principal and interest are repaid semi-monthly and any delinquent payments at December 31, 2025 and 2024 were not significant. Based on the terms of the
Plan document, delinquent participant loans are recorded as distributions when a distributable event occurs.